UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                Man-Glenwood Lexington Associates Portfolio, LLC

                  Investment Company Act File Number: 811-21285

                                   Registrant
                Man-Glenwood Lexington Associates Portfolio, LLC
                                123 N. Wacker Dr
                                   28th Floor
                                Chicago, IL 60606
                                 (312)-881-6500

                                Agent For Service
                                Steven Zoric, Esq
                                123 N. Wacker Dr
                                   28th Floor
                                Chicago, IL 60606

                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2006 to June 30, 2007
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Name of Issuer:                   Stadia Consumer Fund (QP), L.P.
Exchange Ticker/CUSIP:            None
Meeting Date:                     December 22, 2006

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

Proposal                                       Sponsor           Management Recommendation      Vote
--------                                       -------           -------------------------      -----
Proposed changes to the tax provisions of      Issuer            For                            Yes-For
the limited partnership agreement.

Name of Issuer:                   Zaxis Institutional Partners, L.P.
Exchange Ticker/CUSIP:            None
Meeting Date:                     December 1, 2006

Proposal                                       Sponsor           Management Recommendation      Vote
--------                                       -------           -------------------------      ----
Proposed removal of all lock-ups and updated   Issuer            For                            No action,
disclosure regarding ERISA and new issues                                                       thereby
rule changes.                                                                                   granting
                                                                                                consent

Name of Issuer:                   ValueAct Capital Partners, L.P.
Exchange Ticker/CUSIP:            None
Meeting Date:                     March 23, 2007

Proposal                                       Sponsor           Management Recommendation      Vote
--------                                       -------           -------------------------      ----
To increase percentage of the                  Issuer            For                            Yes-For
partnership's assets that can
be invested in private investments.

To amend the valuation policies in
the partnership agreement to require
that
private investments, and other
securities for which market
quotations are not readily
available, be valued at fair
value by the general partner.


To amend the voting provisions
in the partnership agreement.


To permit the partnership to
make special allocations to a
withdrawing limited partner.


To permit the partnership to delay
distribution of redemptions in
certain situations as may be
necessary to have an orderly
withdrawal.

Name of Issuer:                   SemperMacro Fund Limited
Exchange Ticker/CUSIP:            None
Meeting Date:                     April 30, 2007

Proposal                                       Sponsor           Management Recommendation      Vote
--------                                       -------           -------------------------      ----
Reduction of performance fee.                  Issuer            For                            Yes-For

Name of Issuer:                   Oz Domestic Partners II, L.P.
Exchange Ticker/CUSIP:            None
Meeting Date:                     June 11, 2007

Proposal                                       Sponsor           Management Recommendation      Vote
--------                                       -------           -------------------------      ----
Changes to clawback provisions.                Issuer            For                            Yes-For
Changes to allow the fund to pay
sub-advisers directly.

Name of Issuer:                   Oz Asia Domestic Partners, L.P. (Tranche C-D)
Exchange Ticker/CUSIP:            None
Meeting Date:                     None

Proposal                                       Sponsor           Management Recommendation      Vote
--------                                       -------           -------------------------      -----
Updated offering memorandum and partnership    Issuer            For                         No action,
agreement with no adverse impact on limited                                                  thereby
partners.                                                                                    granting
                                                                                             consent
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


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Man-Glenwood Lexington Associates Portfolio, LLC

/s/ John B. Rowsell

President

Date:  August 17, 2007